Long-term bank loans - Interest and finance costs (Table) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Long-term Bank Loans Revolving Facilities - Part V
Interest on financing agreements	$ 70,250	$ 94,024	$ 87,857
Less: Interest capitalized	(1,757)	(1,252)	0
Reclassification adjustments of interest rate swap loss/(gain) transferred to Interest and finance costs from Other Comprehensive Loss	(1,403)	(5,565)	(21,786)
Amortization of debt (loan & lease) issuance costs	3,141	3,583	3,661
Other bank and finance charges	994	1,037	1,587
Interest and finance costs	$ 71,225	$ 91,827	$ 71,319